7 Trade Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade Accounts Receivable

	Balances	Overdue	Overdue for	Total	Total
	falling due	up to 90 days	more than 90 days	12.31.2019	12.31.2018
Customers
Residential	346,883	203,471	29,361	579,715	584,621
Industrial	184,959	30,440	83,320	298,719	365,020
Commercial	271,065	63,557	29,364	363,986	372,914
Rural	77,716	20,419	5,136	103,271	89,634
Public Entities	44,608	7,523	3,716	55,847	56,920
Public lighting	38,470	51	2	38,523	39,114
Public service	43,660	882	441	44,983	42,702
Unbilled - captives	516,203	-	-	516,203	478,328
Energy installments plan - captives (7.1)	124,151	16,280	63,761	204,192	197,951
Low income subsidy - Eletrobras	12,174	-	-	12,174	11,958
Free consumers	128,689	4,066	1	132,756	110,528
Other receivables	42,433	23,362	82,580	148,375	138,116
	1,831,011	370,051	297,682	2,498,744	2,487,806
Concessionaires, Permission holder and Trading Companies
Bilateral contracts	183,973	74	7,416	191,463	186,252
Regulated contracts	148,410	4,289	6,793	159,492	66,294
CCEE (7.2)	196,047	-	119,665	315,712	323,657
Energy suplies	528,430	4,363	133,874	666,667	576,203
Charges from using transmission grid	203,125	4,511	7,946	215,582	208,060
.
Telecommunications	50,752	10,094	6,458	67,304	62,985
.
Gas distribution	90,510	9,228	11,288	111,026	103,340
.
Expected credit losses (7.3)	(5,966)	(11,486)	(359,304)	(376,756)	(331,388)
	2,697,862	386,761	97,944	3,182,567	3,107,006
Current				3,120,168	2,944,091
Noncurrent				62,399	162,915

Allowance for Doubtful Accounts

The Company considers the total recorded expected credit losses of trade accounts receivable sufficient to cover possible losses on the realization of these assets, according to the breakdown below:

	Balance as of	Additions Reversal	Reversal	Balance as of	Effects of applying	Additions/ Reversal	Reversal	Balance as of	Additions /	Reversal	Balance as of
	January 1, 2017		of write offs	December 31, 2017	new IFRS		of write offs	December 31, 2018	(Reversals)	of write offs	December 31, 2019
Customers
Residential	66,502	36,177	(80,147)	22,532	(5,708)	62,274	(57,376)	21,722	71,794	(51,692)	41,824
Industrial	66,563	26,265	(14,049)	78,779	4,394	10,367	(6,343)	87,197	33,772	(23,015)	97,954
Commercial	67,075	18,101	(25,901)	59,275	16,973	10,318	(16,849)	69,717	27,866	(26,658)	70,925
Rural	3,130	2,997	(3,396)	2,731	1,646	3,734	(4,301)	3,810	1,499	(1,920)	3,389
Public Entities	12,981	(3,833)	(4,313)	4,835	3,262	(1,313)	(1,910)	4,874	435	(419)	4,890
Public lighting	104	205	(269)	40	389	(304)	(5)	120	(117)	-	3
Public service	1,111	(653)	(439)	19	460	8	(288)	199	145	(79)	265
Unbilled - captives	-	-	-	-	1,573	(71)	-	1,502	(322)	-	1,180
Adjustment to present value	-	-	-	-	(4,048)	1,165	-	(2,883)	1,442	-	(1,441)
	217,466	79,259	(128,514)	168,211	18,941	86,178	(87,072)	186,258	136,514	(103,783)	218,989
Concessionaires, Permission holder and Trading Companies
CCEE (7.2)	119,665	-	-	119,665	-	-	-	119,665	-	-	119,665
Concessionaries and permission holder	13,077	1,287	(175)	14,189	4,155	(8,860)	(10)	9,474	11,608	(657)	20,425
	132,742	(1,287)	(175)	133,854	4,155	(8,860)	(10)	129,139	11,608	(657)	140,090
Telecommunications	534	8,309	(7,332)	1,511	(1,233)	12,749	(9,148)	3,879	13,292	(12,022)	5,149
Gas distribution	4,924	1,433	(103)	6,254	-	6,017	(159)	12,112	1,063	(647)	12,528
	355,666	90,288	(136,124)	309,830	21,863	96,084	(96,389)	331,388	162,477	(117,109)	376,756